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[INVESCO AIM LOGO APPEARS HERE]
--service mark--
Invesco Aim Advisors, Inc.
PO Box 4333 Houston, TX 77210-4333
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173

713 626 1919
www.invescoaim.com

   April 30, 2008



   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth Street, N.W.
   Washington, DC 20549

   Re:      AIM Growth Series
            CIK No. 0000202032

   Ladies and Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Growth Series (the "Fund") that the Prospectuses and the Statement of Additional Information relating to the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares, as applicable, of AIM Basic Value Fund, AIM Conservative Allocation Fund, AIM Global Equity Fund, AIM Growth Allocation Fund, AIM Income Allocation Fund, AIM Independence Now Fund, AIM Independence 2010 Fund, AIM Independence 2020 Fund, AIM Independence 2030 Fund, AIM Independence 2040 Fund, AIM Independence 2050 Fund, AIM International Allocation Fund, AIM Mid Cap Core Equity Fund, AIM Moderate Allocation Fund, AIM Moderate Growth Allocation Fund, AIM Moderately Conservative Allocation Fund and AIM Small Cap Growth Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 68 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 68 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on April 28, 2008.

   Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1968.


   Sincerely,

   /s/ Stephen R. Rimes

   Stephen R. Rimes
   Counsel